Inventories (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 11, 2024
Inventory net	$ 1,578,678		$ 1,578,678		$ 2,824,353	$ 2,213,311	$ 4,650,000
Inventory write down			4,671	$ 44,253	56,583	140,131
Continuing Operations [Member]
Inventory write down					$ 56,583	$ 140,131
Cost of Sales [Member]
Inventory write down	$ 990	$ 5,271	$ 4,671	$ 44,253